Vehicles, Furniture and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Vehicles, Furniture and Equipment [Abstract]
Vehicles, Furniture and Equipment:

Note 4 Vehicles, Furniture and Equipment:

The following table summarizes furniture and equipment:

Balance – January 1, 2013	$994
Additions	2,314
Depreciation	(928)
Impairment	-

Balance – December 31, 2013	2,380
Additions	55,210
Depreciation	(5,002)
Impairment	-
Balance – June 30, 2014	$52,588

During the six months ended June 30, 2014 and 2013, the Company recorded $5,002 and $271, respectively to depreciation expense.

Note 5 Furniture and Equipment:

The following table summarizes furniture and equipment:

Balance – January 1, 2012	$1,536
Additions	-
Depreciation	(542)
Impairment	-

Balance – December 31, 2012	994
Additions	2,314
Depreciation	(928)
Impairment	-
Balance – December 31, 2013	$2,380

During years ended December 31, 2013 and 2012, the Company recorded $928 and $542, respectively to depreciation expense.